UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09603
AMERICAN BEACON SELECT FUNDS
(Exact name of registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200
Irving, Texas 75039
(Address of principal executive offices)-(Zip code)

Gene L. Needles, Jr., President
220 East Las Colinas Blvd., Suite 1200
Irving, Texas 75039
(Name and address of agent for service)

Registrant's telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31
Date of reporting period: July 1, 2016 - June 30, 2017

===============================================================================
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET SELECT FUND
===============================================================================
There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which this series was entitled to vote. As such, the Fund has no proxy voting record for this period.

SIGNATURES

 Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant): American Beacon Select Funds
  By /s/ Gene L. Needles, Jr.
 ------------------------------
 Gene L. Needles, Jr.
 President
 Date: August 31, 2017